RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Unaudited Statement of Operations
Gain on forgiveness of deferred underwriting fee payable	$ 371,910	$ 371,910	$ 371,910	$ 371,910
Total other income (expenses)	1,107,956	9,299,377	11,272,274	11,346,459	$ 10,705,798
Income (loss) before benefit from (provision for) income taxes	806,223	8,674,392	9,550,563	8,395,995	9,207,884
Net Income	783,357	8,651,526	9,523,834	8,346,820	9,207,884
Unaudited Statement of Changes in Stockholders' Deficit
Balance at the beginning		(21,093,749)	(21,093,749)	(21,093,749)	(30,301,633)
Net income	783,357	8,651,526	9,523,834	8,346,820	9,207,884
Accretion of Class A common stock to redemption					(9,031,545)
Balance at the end				(3,715,384)	(21,093,749)
Unaudited Statement of Cash Flows
Net Income		8,651,526	9,523,834	8,346,820	9,207,884
Gain on forgiveness of deferred underwriting fee payable	(371,910)	(371,910)	(371,910)	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares		(9,288,090)	(9,288,090)	(9,288,090)
Accumulated Deficit
Unaudited Statement of Operations
Net Income	783,357			8,346,820	9,207,884
Unaudited Statement of Changes in Stockholders' Deficit
Balance at the beginning	(13,225,580)	(21,094,439)	$ (21,094,439)	(21,094,439)	(30,302,323)
Net income	783,357			8,346,820	9,207,884
Accretion of Class A common stock to redemption	9,045,095			9,031,545	(9,031,545)
Balance at the end	$ (3,397,128)	$ (3,397,128)		$ (3,716,074)	$ (21,094,439)
Class A Common Stock
Unaudited Statement of Operations
Basic weighted average shares outstanding (in shares)	14,481,736	21,004,630	16,466,455	12,546,423	27,600,000
Diluted weighted average shares outstanding	14,481,736	21,004,630	16,466,455	12,546,423	27,600,000
Basic net income per share (in dollars per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
Diluted net income per share (in dollars per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
Class B Common stock
Unaudited Statement of Operations
Basic weighted average shares outstanding (in shares)	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Diluted weighted average shares outstanding	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Basic net income per share (in dollars per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
Diluted net income per share (in dollars per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
As Previously Reported
Unaudited Statement of Operations
Gain on forgiveness of deferred underwriting fee payable	$ 9,660,000	$ 9,660,000	$ 9,660,000	$ 9,660,000
Total other income (expenses)	10,396,046	18,587,467	20,560,364	20,634,549
Income (loss) before benefit from (provision for) income taxes	10,094,313	17,962,482	18,838,653	17,684,085
Net Income	10,071,447	17,939,616	18,811,924	17,634,910
Unaudited Statement of Changes in Stockholders' Deficit
Net income	10,071,447	17,939,616	18,811,924	17,634,910
Unaudited Statement of Cash Flows
Net Income		17,939,616	18,811,924	17,634,910
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	(9,660,000)	(9,660,000)	(9,660,000)
As Previously Reported | Accumulated Deficit
Unaudited Statement of Operations
Net Income	10,071,447			17,634,910
Unaudited Statement of Changes in Stockholders' Deficit
Balance at the beginning	(13,226,270)	(21,094,439)	$ (21,094,439)	(21,094,439)
Net income	10,071,447			17,634,910
Accretion of Class A common stock to redemption	(242,995)			(256,545)
Balance at the end	$ (3,397,818)	$ (3,397,818)		$ (3,716,074)	$ (21,094,439)
As Previously Reported | Class A Common Stock
Unaudited Statement of Operations
Basic weighted average shares outstanding (in shares)	14,481,736	21,004,630	16,466,455	12,546,423
Diluted weighted average shares outstanding	14,481,736
Basic net income per share (in dollars per share)	$ 0.47	$ 0.64	$ 0.81	$ 0.91
Diluted net income per share (in dollars per share)	$ 0.47	$ 0.64	$ 0.81	$ 0.91
As Previously Reported | Class B Common stock
Unaudited Statement of Operations
Basic weighted average shares outstanding (in shares)	6,900,000	6,900,000	6,900,000	6,900,000
Diluted weighted average shares outstanding	6,900,000		6,900,000	6,900,000
Basic net income per share (in dollars per share)	$ 0.47	$ 0.64	$ 0.81	$ 0.91
Diluted net income per share (in dollars per share)	$ 0.47	$ 0.64	$ 0.81	$ 0.91
Restatement Adjustment
Unaudited Statement of Operations
Gain on forgiveness of deferred underwriting fee payable	$ 9,288,090	$ 9,288,090	$ 9,288,090	$ 9,288,090
Total other income (expenses)	(9,288,090)	(9,288,090)	(9,288,090)	(9,288,090)
Income (loss) before benefit from (provision for) income taxes	(9,288,090)	(9,288,090)	(9,288,090)	(9,288,090)
Net Income	(9,288,090)	(9,288,090)	(9,288,090)	(9,288,090)
Unaudited Statement of Changes in Stockholders' Deficit
Net income	(9,288,090)	(9,288,090)	(9,288,090)	(9,288,090)
Unaudited Statement of Cash Flows
Net Income		(9,288,090)	(9,288,090)	(9,288,090)
Gain on forgiveness of deferred underwriting fee payable	(9,288,090)	(9,288,090)	(9,288,090)	(9,288,090)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares		$ (9,288,090)	$ (9,288,090)	(9,288,090)
Restatement Adjustment | Accumulated Deficit
Unaudited Statement of Operations
Net Income	(9,288,090)			(9,288,090)
Unaudited Statement of Changes in Stockholders' Deficit
Net income	(9,288,090)			(9,288,090)
Accretion of Class A common stock to redemption	$ 9,288,090			$ 9,288,090
Restatement Adjustment | Class A Common Stock
Unaudited Statement of Operations
Basic net income per share (in dollars per share)	$ (0.43)	$ (0.33)	$ (0.40)	$ (0.48)
Diluted net income per share (in dollars per share)	(0.43)	(0.33)	(0.40)	(0.48)
Restatement Adjustment | Class B Common stock
Unaudited Statement of Operations
Basic net income per share (in dollars per share)	(0.43)	(0.33)	(0.40)	$ (0.48)
Diluted net income per share (in dollars per share)	$ (0.43)	$ (0.33)	$ (0.40)